UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-8672

Exact Name of Registrant as Specified in Charter:  USAA LIFE INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA LIFE INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA LIFE INVESTMENT TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2005



[LOGO OF USAA]
   USAA(R)

USAA LIFE INSURANCE COMPANY
LIFE INVESTMENT TRUST
================================================================================
QUARTERLY PORTFOLIO OF
INVESTMENTS

MARCH 31, 2005

TABLE OF CONTENTS
================================================================================

USAA LIFE INVESTMENT TRUST
  Portfolios of Investments . . . . . . . . . . . . . . . . . . . . . . . . .A-1
  Notes to Portfolios of Investments  . . . . . . . . . . . . . . . . . . . A-25

VANGUARD(R) VARIABLE INSURANCE FUND
  Diversified Value Portfolio  . . . . . . . . . . . . . . . . . . . . . . . B-1
  Equity Index Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . .B-2
  High Yield Bond Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . B-8
  International Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . .B-15
  Mid-Cap Index Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . .B-19
  Money Market Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . B-24
  REIT Index Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . . B-28
  Small Company Growth Portfolio  . . . . . . . . . . . . . . . . . . . . . B-30

FIDELITY(R) VARIABLE INSURANCE PRODUCT
CONTRAFUND(R) PORTFOLIO
  Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . C-2

DYNAMIC CAP APPRECIATION PORTFOLIO
  Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .C-12

EQUITY-INCOME PORTFOLIO
  Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .C-17

SCUDDER VARIABLE SERIES I (VSI)
CAPITAL GROWTH PORTFOLIO
  Investment Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . D-1

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
  Schedule of Investments  . . . . . . . . . . . . . . . . . . . . . . . . . E-1

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USAA LIFE AGGRESSIVE GROWTH FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS (99.9%)

              AEROSPACE & DEFENSE (4.4%)
    2,626     General Dynamics Corp.                                                                           $   281
    2,383     Lockheed Martin Corp.                                                                                146
    3,817     United Technologies Corp.                                                                            388
                                                                                                               -------
                                                                                                                   815
                                                                                                               -------
              AIR FREIGHT & LOGISTICS (4.0%)
    8,003     FedEx Corp.                                                                                          752
                                                                                                               -------
              BIOTECHNOLOGY (5.6%)
   18,494     Genentech, Inc.*                                                                                   1,047
                                                                                                               -------
              CASINOS & GAMING (1.9%)
    3,042     MGM Mirage, Inc.*                                                                                    216
    1,952     Wynn Resorts Ltd.*                                                                                   132
                                                                                                               -------
                                                                                                                   348
                                                                                                               -------
              COMMUNICATIONS EQUIPMENT (3.2%)
   16,450     QUALCOMM, Inc.                                                                                       603
                                                                                                               -------
              COMPUTER HARDWARE (2.1%)
   10,102     Dell, Inc.*                                                                                          388
                                                                                                               -------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.8%)
    5,691     Caterpillar, Inc.                                                                                    520
                                                                                                               -------
              CONSUMER ELECTRONICS (0.4%)
      864     Harman International Industries, Inc.                                                                 76
      100     Sony Corp. ADR (Japan)                                                                                 4
                                                                                                               -------
                                                                                                                    80
                                                                                                               -------
              CONSUMER FINANCE (3.1%)
   11,544     SLM Corp.                                                                                            575
                                                                                                               -------
              DIVERSIFIED CAPITAL MARKETS (2.5%)
    5,457     UBS AG (Switzerland)                                                                                 461
                                                                                                               -------
              DRUG RETAIL (2.1%)
    3,885     CVS Corp.                                                                                            204
    4,270     Walgreen Co.                                                                                         190
                                                                                                               -------
                                                                                                                   394
                                                                                                               -------
              ELECTRIC UTILITIES (0.2%)
      513     TXU Corp.                                                                                             41
                                                                                                               -------
              FOOTWEAR (2.6%)
    5,723     Nike, Inc. "B"                                                                                       477
                                                                                                               -------
              GENERAL MERCHANDISE STORES (1.5%)
    5,687     Target Corp.                                                                                         284
                                                                                                               -------

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USAA LIFE AGGRESSIVE GROWTH FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT (7.3%)
    6,220     Medtronic, Inc.                                                                                  $   317
    9,840     St. Jude Medical, Inc.*                                                                              354
    8,877     Zimmer Holdings, Inc.*                                                                               691
                                                                                                               -------
                                                                                                                 1,362
                                                                                                               -------
              HEALTH CARE SERVICES (2.1%)
    3,649     Quest Diagnostics, Inc.                                                                              384
                                                                                                               -------
              HOME ENTERTAINMENT SOFTWARE (2.3%)
    8,450     Electronic Arts, Inc.*                                                                               438
                                                                                                               -------
              HOME IMPROVEMENT RETAIL (3.5%)
   11,385     Lowe's Companies, Inc.                                                                               650
                                                                                                               -------
              HOMEBUILDING (4.8%)
    1,895     KB Home                                                                                              222
    5,963     Lennar Corp. "A"                                                                                     338
    2,594     M.D.C. Holdings, Inc.                                                                                181
    1,829     Toll Brothers, Inc.*                                                                                 144
                                                                                                               -------
                                                                                                                   885
                                                                                                               -------
              HOTELS, RESORTS, & CRUISE LINES (3.4%)
    4,542     Four Seasons Hotels, Inc. (Canada)                                                                   321
    7,200     Royal Caribbean Cruises Ltd.                                                                         322
                                                                                                               -------
                                                                                                                   643
                                                                                                               -------
              HOUSEHOLD PRODUCTS (4.0%)
   13,967     Procter & Gamble Co.                                                                                 740
                                                                                                               -------
              INDUSTRIAL CONGLOMERATES (5.3%)
   27,507     General Electric Co.                                                                                 992
                                                                                                               -------
              INTEGRATED OIL & GAS (2.8%)
    8,610     Exxon Mobil Corp.                                                                                    513
                                                                                                               -------
              INVESTMENT BANKING & BROKERAGE (2.5%)
    4,318     Goldman Sachs Group, Inc.                                                                            475
                                                                                                               -------
              MANAGED HEALTH CARE (9.8%)
       20     Aetna, Inc.                                                                                            2
    1,476     PacifiCare Health Systems, Inc. "A"*                                                                  84
   18,121     United Health Group, Inc.                                                                          1,728
       50     WellPoint, Inc.*                                                                                       6
                                                                                                               -------
                                                                                                                 1,820
                                                                                                               -------
              MOTORCYCLE MANUFACTURERS (0.2%)
      696     Harley-Davidson, Inc.                                                                                 40
                                                                                                               -------
              MOVIES & ENTERTAINMENT (0.5%)
    1,016     Pixar, Inc.*                                                                                          99
                                                                                                               -------
              OIL & GAS EQUIPMENT & SERVICES (1.2%)
    3,183     Schlumberger Ltd.                                                                                    224
                                                                                                               -------

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USAA LIFE AGGRESSIVE GROWTH FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
    6,637     Citigroup, Inc.                                                                                  $   298
                                                                                                               -------
              PHARMACEUTICALS (1.7%)
    1,288     Johnson & Johnson, Inc.                                                                               87
    8,569     Pfizer, Inc.                                                                                         225
                                                                                                               -------
                                                                                                                   312
                                                                                                               -------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
    2,527     St. Joe Co.                                                                                          170
                                                                                                               -------
              REGIONAL BANKS (0.5%)
    2,150     UCBH Holdings, Inc.                                                                                   86
                                                                                                               -------
              RESTAURANTS (3.6%)
    5,645     Starbucks Corp.*                                                                                     292
    7,300     Yum! Brands, Inc.                                                                                    378
                                                                                                               -------
                                                                                                                   670
                                                                                                               -------
              SOFT DRINKS (0.8%)
    2,827     PepsiCo, Inc.                                                                                        150
                                                                                                               -------
              SPECIALIZED FINANCE (1.3%)
    1,263     Chicago Mercantile Exchange Holdings, Inc.                                                           245
                                                                                                               -------
              THRIFTS & MORTGAGE FINANCE (3.4%)
   19,398     Countrywide Financial Corp.                                                                          630
                                                                                                               -------
              Total common stocks (cost: $14,003)                                                               18,611
                                                                                                               -------

              TOTAL INVESTMENTS (COST: $14,003)                                                                $18,611
                                                                                                               =======

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USAA LIFE DIVERSIFIED ASSETS FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (66.3%)

              COMMON STOCKS (65.2%)
              ---------------------
              ADVERTISING (0.5%)
    5,600     Lamar Advertising Co. "A"*                                                                       $   226
                                                                                                               -------
              AEROSPACE & DEFENSE (3.1%)
    2,700     Engineered Support Systems, Inc.                                                                     145
    8,184     European Aeronautic Defence and Space Co. EADS N.V.
                (Netherlands)(h)*                                                                                  245
    2,000     General Dynamics Corp.                                                                               214
    4,200     Precision Castparts Corp.                                                                            323
    3,800     Rockwell Collins, Inc.                                                                               181
    4,300     United Technologies Corp.                                                                            437
                                                                                                               -------
                                                                                                                 1,545
                                                                                                               -------
              AIR FREIGHT & LOGISTICS (0.1%)
      700     FedEx Corp.                                                                                           66
                                                                                                               -------
              ALUMINUM (0.7%)
   10,900     Alcoa, Inc.                                                                                          331
                                                                                                               -------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.6%)
    3,400     Columbia Sportswear Co.*                                                                             181
    2,610     Liz Claiborne, Inc.                                                                                  105
                                                                                                               -------
                                                                                                                   286
                                                                                                               -------
              APPAREL RETAIL (1.0%)
    3,500     Chico's FAS, Inc.*                                                                                    99
    2,200     Christopher & Banks Corp.                                                                             39
    5,600     Gap, Inc.                                                                                            122
    7,825     Pacific Sunwear of California, Inc.*                                                                 219
                                                                                                               -------
                                                                                                                   479
                                                                                                               -------
              ASSET MANAGEMENT & CUSTODY BANKS (1.5%)
    3,900     Federated Investors, Inc. "B"                                                                        110
    3,300     Franklin Resources, Inc.                                                                             226
    6,700     Northern Trust Corp.                                                                                 291
    2,300     State Street Corp.                                                                                   101
                                                                                                               -------
                                                                                                                   728
                                                                                                               -------
              BIOTECHNOLOGY (0.6%)
    5,100     Genzyme Corp.*                                                                                       292
                                                                                                               -------
              BROADCASTING & CABLE TV (1.0%)
    3,100     Cablevision Systems Corp. "A"*                                                                        87
   12,200     Citadel Broadcasting Corp.*                                                                          168
    6,800     Comcast Corp. "A"*                                                                                   227
                                                                                                               -------
                                                                                                                   482
                                                                                                               -------
              CASINOS & GAMING (0.2%)
    1,700     Harrah's Entertainment, Inc.                                                                         110
                                                                                                               -------
              COMMUNICATIONS EQUIPMENT (1.3%)
   18,700     Cisco Systems, Inc.*                                                                                 335
    6,700     Motorola, Inc.                                                                                       100
   12,800     Polycom, Inc.*                                                                                       217
                                                                                                               -------
                                                                                                                   652
                                                                                                               -------

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USAA LIFE DIVERSIFIED ASSETS FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              COMPUTER HARDWARE (0.8%)
   11,000     Dell, Inc.*                                                                                      $   423
                                                                                                               -------
              COMPUTER STORAGE & PERIPHERALS (0.2%)
    3,900     SanDisk Corp.*                                                                                       108
                                                                                                               -------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    1,900     Caterpillar, Inc.                                                                                    174
    1,600     Oshkosh Truck Corp.                                                                                  131
                                                                                                               -------
                                                                                                                   305
                                                                                                               -------
              CONSUMER ELECTRONICS (0.2%)
    1,700     Garmin Ltd.                                                                                           79
                                                                                                               -------
              CONSUMER FINANCE (0.3%)
    2,700     American Express Co.                                                                                 139
                                                                                                               -------
              DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
      500     Affiliated Computer Services, Inc. "A"*                                                               26
    1,600     DST Systems, Inc.*                                                                                    74
    9,100     First Data Corp.                                                                                     358
    6,500     Fiserv, Inc.*                                                                                        259
                                                                                                               -------
                                                                                                                   717
                                                                                                               -------
              DIVERSIFIED BANKS (1.7%)
   18,900     Bank of America Corp.                                                                                833
                                                                                                               -------
              DIVERSIFIED CHEMICALS (0.9%)
    9,100     Du Pont (E.I.) De Nemours & Co.                                                                      466
                                                                                                               -------
              DIVERSIFIED COMMERCIAL SERVICES (0.6%)
    4,100     Career Education Corp.*                                                                              140
    2,900     ITT Educational Services, Inc.*                                                                      141
                                                                                                               -------
                                                                                                                   281
                                                                                                               -------
              DRUG RETAIL (0.2%)
   27,200     Rite Aid Corp.*                                                                                      108
                                                                                                               -------
              ELECTRIC UTILITIES (0.5%)
    6,700     PG&E Corp.                                                                                           228
                                                                                                               -------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
   11,800     Symbol Technologies, Inc.                                                                            171
    3,400     Tektronix, Inc.                                                                                       83
                                                                                                               -------
                                                                                                                   254
                                                                                                               -------
              ELECTRONIC MANUFACTURING SERVICES (0.2%)
    3,700     Benchmark Electronics, Inc.*                                                                         118
                                                                                                               -------
              ENVIRONMENTAL SERVICES (0.3%)
    4,700     Waste Connections, Inc.*                                                                             163
                                                                                                               -------
              FOOD RETAIL (0.3%)
    8,200     Safeway, Inc.*                                                                                       152
                                                                                                               -------

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USAA LIFE DIVERSIFIED ASSETS FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              GENERAL MERCHANDISE STORES (0.3%)
    4,500     Dollar Tree Stores, Inc.*                                                                        $   129
                                                                                                               -------
              GOLD (0.4%)
    4,700     Freeport-McMoRan Copper & Gold, Inc. "B"                                                             186
                                                                                                               -------
              HEALTH CARE EQUIPMENT (2.3%)
    7,100     Baxter International, Inc.                                                                           241
    3,100     Diagnostic Products Corp.                                                                            150
    3,500     Fisher Scientific International, Inc.*                                                               199
    9,300     Medtronic, Inc.                                                                                      474
    1,750     Waters Corp. *                                                                                        63
                                                                                                               -------
                                                                                                                 1,127
                                                                                                               -------
              HEALTH CARE FACILITIES (0.9%)
    6,100     HCA, Inc.                                                                                            326
    2,850     Triad Hospitals, Inc.*                                                                               143
                                                                                                               -------
                                                                                                                   469
                                                                                                               -------
              HEALTH CARE SERVICES (0.1%)
    4,800     Dendrite International, Inc.*                                                                         67
                                                                                                               -------
              HEALTH CARE SUPPLIES (0.4%)
    1,630     Cooper Companies, Inc.                                                                               119
    2,300     Edwards Lifesciences Corp.*                                                                           99
                                                                                                               -------
                                                                                                                   218
                                                                                                               -------
              HOME ENTERTAINMENT SOFTWARE (0.5%)
    4,600     Electronic Arts, Inc.*                                                                               238
                                                                                                               -------
              HOME IMPROVEMENT RETAIL (0.9%)
    8,000     Lowe's Companies, Inc.                                                                               457
                                                                                                               -------
              HOMEBUILDING (0.4%)
    7,366     D.R. Horton, Inc.                                                                                    215
                                                                                                               -------
              HOUSEHOLD PRODUCTS (0.9%)
    8,000     Procter & Gamble Co.                                                                                 424
                                                                                                               -------
              HOUSEWARES & SPECIALTIES (0.3%)
    4,800     Yankee Candle Co., Inc.*                                                                             152
                                                                                                               -------
              HYPERMARKETS & SUPER CENTERS (0.3%)
    2,800     Wal-Mart Stores, Inc.                                                                                140
                                                                                                               -------
              INDUSTRIAL CONGLOMERATES (2.6%)
   22,300     General Electric Co.                                                                                 804
   15,200     Tyco International Ltd.                                                                              514
                                                                                                               -------
                                                                                                                 1,318
                                                                                                               -------
              INDUSTRIAL GASES (1.1%)
    8,600     Air Products & Chemicals, Inc.                                                                       544
                                                                                                               -------

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USAA LIFE DIVERSIFIED ASSETS FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL MACHINERY (1.1%)
    5,400     Ingersoll-Rand Co. Ltd. "A"                                                                      $   430
    1,600     Parker Hannifin Corp.                                                                                 98
                                                                                                               -------
                                                                                                                   528
                                                                                                               -------
              INSURANCE BROKERS (0.4%)
    6,350     Arthur J. Gallagher & Co.                                                                            183
                                                                                                               -------
              INTEGRATED OIL & GAS (3.1%)
    5,400     ConocoPhillips                                                                                       582
   12,900     Exxon Mobil Corp.                                                                                    769
    3,400     Petro-Canada (Canada)                                                                                197
                                                                                                               -------
                                                                                                                 1,548
                                                                                                               -------
              INTERNET SOFTWARE & SERVICES (0.8%)
    4,000     Ask Jeeves, Inc.*                                                                                    112
    8,300     Yahoo!, Inc.*                                                                                        282
                                                                                                               -------
                                                                                                                   394
                                                                                                               -------
              INVESTMENT BANKING & BROKERAGE (1.5%)
   18,300     E*TRADE Financial Corp.*                                                                             219
    9,200     Merrill Lynch & Co., Inc.                                                                            521
                                                                                                               -------
                                                                                                                   740
                                                                                                               -------
              IT CONSULTING & OTHER SERVICES (0.0%)(j)
    1,400     Perot Systems Corp. "A"(j)*                                                                           19
                                                                                                               -------
              MANAGED HEALTH CARE (1.2%)
    3,300     Coventry Health Care, Inc.*                                                                          225
   12,100     Health Net, Inc.*                                                                                    396
                                                                                                               -------
                                                                                                                   621
                                                                                                               -------
              METAL & GLASS CONTAINERS (0.1%)
    2,100     Pactiv Corp.*                                                                                         49
                                                                                                               -------
              MOVIES & ENTERTAINMENT (2.2%)
   46,600     Time Warner, Inc.*                                                                                   818
    8,100     Viacom, Inc. "B"                                                                                     282
                                                                                                               -------
                                                                                                                 1,100
                                                                                                               -------
              MULTI-LINE INSURANCE (0.5%)
    4,600     American International Group, Inc.                                                                   255
                                                                                                               -------
              OIL & GAS DRILLING (0.9%)
    2,700     Ensco International, Inc.                                                                            102
    9,800     GlobalSantaFe Corp.                                                                                  363
                                                                                                               -------
                                                                                                                   465
                                                                                                               -------
              OIL & GAS EQUIPMENT & SERVICES (0.8%)
    5,600     Schlumberger Ltd.                                                                                    395
                                                                                                               -------
              OIL & GAS EXPLORATION & PRODUCTION (1.7%)
   12,200     Chesapeake Energy Corp.                                                                              268
    6,100     Noble Energy, Inc.                                                                                   415
    5,433     XTO Energy, Inc.                                                                                     178
                                                                                                               -------
                                                                                                                   861
                                                                                                               -------

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USAA LIFE DIVERSIFIED ASSETS FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
   17,900     Citigroup, Inc.                                                                                  $   804
    4,100     Principal Financial Group, Inc.                                                                      158
                                                                                                               -------
                                                                                                                   962
                                                                                                               -------
              PACKAGED FOODS & MEAT (0.8%)
    3,900     General Mills, Inc.                                                                                  192
    4,900     Kellogg Co.                                                                                          212
                                                                                                               -------
                                                                                                                   404
                                                                                                               -------
              PERSONAL PRODUCTS (0.4%)
    4,200     Gillette Co.                                                                                         212
                                                                                                               -------
              PHARMACEUTICALS (4.2%)
   10,500     Abbott Laboratories                                                                                  489
    8,800     Biovail Corp. (Canada)*                                                                              133
    5,500     Eli Lilly and Co.                                                                                    287
   13,300     Pfizer, Inc.                                                                                         349
   25,200     Schering-Plough Corp.                                                                                457
    9,600     Wyeth                                                                                                405
                                                                                                               -------
                                                                                                                 2,120
                                                                                                               -------
              PROPERTY & CASUALTY INSURANCE (1.0%)
    1,890     Ambac Financial Group, Inc.                                                                          141
    9,084     St. Paul Travelers Companies, Inc.                                                                   334
                                                                                                               -------
                                                                                                                   475
                                                                                                               -------
              RAILROADS (0.4%)
    4,900     CSX Corp.                                                                                            204
                                                                                                               -------
              REGIONAL BANKS (0.4%)
    3,200     Zions Bancorp                                                                                        221
                                                                                                               -------
              RESTAURANTS (0.3%)
    3,700     CBRL Group, Inc.                                                                                     153
                                                                                                               -------
              SEMICONDUCTOR EQUIPMENT (0.7%)
    2,700     Cabot Microelectronics Corp.*                                                                         85
    3,900     Lam Research Corp.*                                                                                  112
    4,600     Varian Semiconductor Equipment Associates, Inc.*                                                     175
                                                                                                               -------
                                                                                                                   372
                                                                                                               -------
              SEMICONDUCTORS (1.6%)
   12,000     Intel Corp.                                                                                          279
    1,900     International Rectifier Corp.*                                                                        86
    3,000     Maxim Integrated Products, Inc.                                                                      123
   11,800     Texas Instruments, Inc.                                                                              301
                                                                                                               -------
                                                                                                                   789
                                                                                                               -------
              SOFT DRINKS (0.9%)
    8,500     PepsiCo, Inc.                                                                                        451
                                                                                                               -------
              SPECIALTY STORES (1.8%)
   11,240     Michaels Stores, Inc.                                                                                408
    2,900     O'Reilly Automotive, Inc.*                                                                           144
    4,800     Petco Animal Supplies, Inc.*                                                                         177
    5,200     Staples, Inc.                                                                                        163
                                                                                                               -------
                                                                                                                   892
                                                                                                               -------

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                                       A-8
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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE DIVERSIFIED ASSETS FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                      COUPON OR                         VALUE
OF SHARES     SECURITY                                                     DISCOUNT RATE      MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------
              SYSTEMS SOFTWARE (2.2%)
    6,800     Computer Associates International, Inc.                                                          $   184
   37,700     Microsoft Corp.                                                                                      911
                                                                                                               -------
                                                                                                                 1,095
                                                                                                               -------
              TECHNOLOGY DISTRIBUTORS (0.3%)
    2,430     CDW Corp.                                                                                            138
                                                                                                               -------

              THRIFTS & MORTGAGE FINANCE (1.1%)
    2,200     Freddie Mac(g,+)                                                                                     139
    4,100     Golden West Financial Corp.                                                                          248
    8,000     Sovereign Bancorp, Inc.                                                                              177
                                                                                                               -------
                                                                                                                   564
                                                                                                               -------
              TOBACCO (0.9%)
    7,100     Altria Group, Inc.                                                                                   464
                                                                                                               -------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
    2,400     Fastenal Co.                                                                                         133
                                                                                                               -------
              TRUCKING (0.2%)
    2,100     Yellow Roadway Corp.*                                                                                123
                                                                                                               -------
              WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   13,800     Nextel Communications, Inc. "A"*                                                                     392
                                                                                                               -------
              Total common stocks (cost: $28,345)                                                               32,577
                                                                                                               -------
              EXCHANGE-TRADED FUNDS (1.1%)
              ----------------------------
    4,300     iShares Russell 2000 Growth Index Fund                                                               269
    2,600     MidCap SPDR Trust Series 1                                                                           313
                                                                                                               -------
              Total exchange-traded funds (cost: $525)                                                             582
                                                                                                               -------
              Total equity securities (cost: $28,870)                                                           33,159
                                                                                                               -------

PRINCIPAL
   AMOUNT
    (000)
---------
              BONDS (31.7%)

              CORPORATE OBLIGATIONS (19.1%)
              -----------------------------
              BROADCASTING & CABLE TV (1.1%)
   $  500     Comcast Cable Communications, Inc., Senior Notes                      6.88%    6/15/2009             537
                                                                                                               -------
              CONSUMER FINANCE (2.1%)
    1,000     Household Finance Corp., Notes                                        6.38     8/01/2010           1,071
                                                                                                               -------
              DIVERSIFIED BANKS (1.0%)
      500     JPMorgan Chase & Co., Notes                                           4.50     1/15/2012             486
                                                                                                               -------
              ELECTRIC UTILITIES (2.2%)
    1,000     El Paso Electric Co., First Mortgage Bond, Series E                   9.40     5/01/2011           1,088
                                                                                                               -------
              ENVIRONMENTAL SERVICES (2.2%)
    1,000     Waste Management, Inc., Senior Notes                                  7.38     8/01/2010           1,116
                                                                                                               -------

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                   (continued)

USAA LIFE DIVERSIFIED ASSETS FUND
MARCH 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                       MARKET
   AMOUNT                                                                      COUPON OR                         VALUE
    (000)     SECURITY                                                     DISCOUNT RATE      MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------
              GAS UTILITIES (1.0%)
   $  500     Valero Logistics Operations, LP, Senior Notes                         6.05%    3/15/2013         $   522
                                                                                                               -------
              METAL & GLASS CONTAINERS (2.0%)
    1,000     Pactiv Corp., Notes                                                   7.20    12/15/2005           1,021
                                                                                                               -------
              OIL & GAS EQUIPMENT & SERVICES (1.0%)
      500     Halliburton Co., Senior Notes                                         4.16(d) 10/17/2005             504
                                                                                                               -------
              OIL & GAS EXPLORATION & PRODUCTION (2.2%)
    1,000     Devon Financing Corp., ULC, Notes                                     6.88     9/30/2011           1,102
                                                                                                               -------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
      500     Citigroup, Inc., Global Notes                                         4.25     7/29/2009             493
                                                                                                               -------
              PROPERTY & CASUALTY INSURANCE (1.0%)
      500     Berkshire Hathaway Finance Corp., Senior Notes(c)                     4.85     1/15/2015             490
                                                                                                               -------
              REGIONAL BANKS (2.3%)
    1,000     Imperial Bank, Subordinated Notes                                     8.50     4/01/2009           1,127
                                                                                                               -------
              Total corporate obligations (cost: $9,075)                                                         9,557
                                                                                                               -------
              EURODOLLAR AND YANKEE OBLIGATION (1.0%)(i)
              ------------------------------------------
              REAL ESTATE INVESTMENT TRUST
      500     Westfield Capital Corp., Senior Notes (Australia)(c) (cost: $499)     5.13    11/15/2014             493
                                                                                                               -------
              ASSET-BACKED SECURITY (2.2%)
              ----------------------------
              ASSET-BACKED FINANCING
    1,000     Detroit Edison Securitization Funding, LLC, Series 2001-1,
                Class A5 (cost: $1,028)                                             6.42     3/01/2015           1,095
                                                                                                               -------
              COMMERCIAL MORTGAGE-BACKED SECURITY (2.1%)
              ------------------------------------------
    1,000     TIAA CMBS I Trust, Series 2001 C1A, Class A-3(c) (cost: $1,003)       6.56     6/19/2026           1,053
                                                                                                               -------
              U.S. GOVERNMENT AGENCY ISSUES (1.5%)(g)
              ---------------------------------------
              COLLATERALIZED MORTGAGE OBLIGATION (0.2%)
      116     Freddie Mac, Series 2160 VC(+)                                        6.00     8/15/2013             116
                                                                                                               -------
              MORTGAGE-BACKED PASS-THROUGH SECURITY (0.5%)
      223     Government National Mortgage Assn. I, Pool 579554                     7.00     1/15/2032             236
                                                                                                               -------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITY (0.8%)
      429     Rowan Companies, Inc., Guaranteed Bond, Title XI                      2.80    10/20/2013             400
                                                                                                               -------
              Total U.S. government agency issues (cost: $772)                                                     752
                                                                                                               -------
              U.S. TREASURY SECURITIES (5.1%)
              -------------------------------
              INFLATION-INDEXED NOTE (2.2%)(f)
      986     3.50%, 1/15/2011                                                                                   1,102
                                                                                                               -------

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

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                   of INVESTMENTS
                   (continued)

USAA LIFE DIVERSIFIED ASSETS FUND
MARCH 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                       MARKET
   AMOUNT                                                                      COUPON OR                         VALUE
    (000)     SECURITY                                                     DISCOUNT RATE      MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------
              NOTES (2.9%)
   $1,000     4.00%, 2/15/2014                                                                                 $   965
      500     4.00%, 2/15/2015                                                                                     481
                                                                                                               -------
                                                                                                                 1,446
                                                                                                               -------
              Total U.S. Treasury securities (cost: $2,461)                                                      2,548
                                                                                                               -------
              MUNICIPAL BOND (0.7%)
              ---------------------
              COMMUNITY SERVICE
      345     Jicarilla Apache Nation, NM, RB (cost: $345)                          2.95%   12/01/2006             340
                                                                                                               -------
              Total bonds (cost: $15,183)                                                                       15,838
                                                                                                               -------
              MONEY MARKET INSTRUMENTS (1.8%)
              VARIABLE-RATE DEMAND NOTE (0.6%)(e)
              -----------------------------------
              ELECTRIC UTILITIES
      290     Sempra Energy ESOP, Series 1999 (NBGA)(c)                             3.40    11/01/2014             290
                                                                                                               -------

   NUMBER
OF SHARES
---------
              MONEY MARKET FUND (1.2%)(a)
              ---------------------------
  596,034     SSgA Prime Money Market Fund                                          2.58             -             596
                                                                                                               -------
              Total money market instruments (cost: $886)                                                          886
                                                                                                               -------
              TOTAL INVESTMENTS (COST: $44,939)                                                                $49,883
                                                                                                               =======

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                                      A-11
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USAA LIFE GROWTH AND INCOME FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------

              EQUITY SECURITIES (99.5%)

              COMMON STOCKS (97.9%)
              ---------------------
              ADVERTISING (0.7%)
    10,100    Lamar Advertising Co. "A"*                                                                       $   407
                                                                                                               -------
              AEROSPACE & DEFENSE (4.6%)
     5,000    Engineered Support Systems, Inc.                                                                     268
    15,105    European Aeronautic Defence and Space Co.
                 EADS N.V. (Netherlands)(h)*                                                                       451
     3,800    General Dynamics Corp.                                                                               407
     7,500    Precision Castparts Corp.                                                                            577
     6,700    Rockwell Collins, Inc.                                                                               319
     7,900    United Technologies Corp.                                                                            803
                                                                                                               -------
                                                                                                                 2,825
                                                                                                               -------
              AIR FREIGHT & LOGISTICS (0.2%)
     1,200    FedEx Corp.                                                                                          113
                                                                                                               -------
              ALUMINUM (1.0%)
    20,500    Alcoa, Inc.                                                                                          623
                                                                                                               -------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.9%)
     6,400    Columbia Sportswear Co.*                                                                             341
     4,800    Liz Claiborne, Inc.                                                                                  192
                                                                                                               -------
                                                                                                                   533
                                                                                                               -------
              APPAREL RETAIL (1.5%)
     6,700    Chico's FAS, Inc.*                                                                                   189
     3,900    Christopher & Banks Corp.                                                                             69
    10,700    Gap, Inc.                                                                                            234
    14,525    Pacific Sunwear of California, Inc.*                                                                 406
                                                                                                               -------
                                                                                                                   898
                                                                                                               -------
              ASSET MANAGEMENT & CUSTODY BANKS (2.1%)
     7,100    Federated Investors, Inc. "B"                                                                        201
     5,800    Franklin Resources, Inc.                                                                             398
    11,000    Northern Trust Corp.                                                                                 478
     4,200    State Street Corp.                                                                                   184
                                                                                                               -------
                                                                                                                 1,261
                                                                                                               -------
              BIOTECHNOLOGY (0.8%)
     8,700    Genzyme Corp.*                                                                                       498
                                                                                                               -------
              BROADCASTING & CABLE TV (1.4%)
     5,600    Cablevision Systems Corp. "A"*                                                                       157
    21,800    Citadel Broadcasting Corp.*                                                                          300
    12,700    Comcast Corp. "A"*                                                                                   424
                                                                                                               -------
                                                                                                                   881
                                                                                                               -------
              CASINOS & GAMING (0.3%)
     3,200    Harrah's Entertainment, Inc.                                                                         207
                                                                                                               -------
              COMMUNICATIONS EQUIPMENT (1.9%)
    34,500    Cisco Systems, Inc.*                                                                                 617
    12,300    Motorola, Inc.                                                                                       184
    22,900    Polycom, Inc.*                                                                                       388
                                                                                                               -------
                                                                                                                 1,189
                                                                                                               -------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH AND INCOME FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              COMPUTER HARDWARE (1.3%)
   20,800     Dell, Inc.*                                                                                      $   799
                                                                                                               -------
              COMPUTER STORAGE & PERIPHERALS (0.3%)
    7,300     SanDisk Corp.*                                                                                       203
                                                                                                               -------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
    3,500     Caterpillar, Inc.                                                                                    320
    2,900     Oshkosh Truck Corp.                                                                                  238
                                                                                                               -------
                                                                                                                   558
                                                                                                               -------
              CONSUMER ELECTRONICS (0.2%)
    3,000     Garmin Ltd.                                                                                          139
                                                                                                               -------
              CONSUMER FINANCE (0.4%)
    4,900     American Express Co.                                                                                 252
                                                                                                               -------
              DATA PROCESSING & OUTSOURCED SERVICES (2.1%)
      900     Affiliated Computer Services, Inc. "A"*                                                               48
    3,000     DST Systems, Inc.*                                                                                   139
   16,700     First Data Corp.                                                                                     656
   11,700     Fiserv, Inc.*                                                                                        466
                                                                                                               -------
                                                                                                                 1,309
                                                                                                               -------
              DIVERSIFIED BANKS (2.5%)
   34,836     Bank of America Corp.                                                                              1,536
                                                                                                               -------
              DIVERSIFIED CHEMICALS (1.4%)
   16,900     Du Pont (E.I.) De Nemours & Co.                                                                      866
                                                                                                               -------
              DIVERSIFIED COMMERCIAL SERVICES (0.8%)
    7,500     Career Education Corp.*                                                                              257
    5,300     ITT Educational Services, Inc.*                                                                      257
                                                                                                               -------
                                                                                                                   514
                                                                                                               -------
              DRUG RETAIL (0.3%)
   50,400     Rite Aid Corp.*                                                                                      200
                                                                                                               -------
              ELECTRIC UTILITIES (0.6%)
   11,100     PG&E Corp.                                                                                           378
                                                                                                               -------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.7%)
   19,600     Symbol Technologies, Inc.                                                                            284
    6,200     Tektronix, Inc.                                                                                      152
                                                                                                               -------
                                                                                                                   436
                                                                                                               -------
              ELECTRONIC MANUFACTURING SERVICES (0.4%)
    6,900     Benchmark Electronics, Inc.*                                                                         220
                                                                                                               -------
              ENVIRONMENTAL SERVICES (0.5%)
    8,600     Waste Connections, Inc.*                                                                             299
                                                                                                               -------
              FOOD RETAIL (0.5%)
   14,900     Safeway, Inc.*                                                                                       276
                                                                                                               -------

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                                      A-13

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH AND INCOME FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              GENERAL MERCHANDISE STORES (0.4%)
    8,300     Dollar Tree Stores, Inc.*                                                                        $   238
                                                                                                               -------
              GOLD (0.5%)
    8,400     Freeport-McMoRan Copper & Gold, Inc. "B"                                                             333
                                                                                                               -------
              HEALTH CARE EQUIPMENT (3.4%)
   13,200     Baxter International, Inc.                                                                           449
    5,900     Diagnostic Products Corp.                                                                            285
    6,500     Fisher Scientific International, Inc.*                                                               370
   17,300     Medtronic, Inc.                                                                                      881
    3,200     Waters Corp.*                                                                                        114
                                                                                                               -------
                                                                                                                 2,099
                                                                                                               -------
              HEALTH CARE FACILITIES (1.4%)
   11,100     HCA, Inc.                                                                                            595
    5,200     Triad Hospitals, Inc.*                                                                               260
                                                                                                               -------
                                                                                                                   855
                                                                                                               -------
              HEALTH CARE SERVICES (0.2%)
    8,800     Dendrite International, Inc.*                                                                        123
                                                                                                               -------
              HEALTH CARE SUPPLIES (0.7%)
    2,950     Cooper Companies, Inc.                                                                               215
    4,300     Edwards Lifesciences Corp.*                                                                          186
                                                                                                               -------
                                                                                                                   401
                                                                                                               -------
              HOME ENTERTAINMENT SOFTWARE (0.7%)
    8,500     Electronic Arts, Inc.*                                                                               440
                                                                                                               -------
              HOME IMPROVEMENT RETAIL (1.4%)
   14,700     Lowe's Companies, Inc.                                                                               839
                                                                                                               -------
              HOMEBUILDING (0.7%)
   13,666     D.R. Horton, Inc.                                                                                    400
                                                                                                               -------
              HOUSEHOLD PRODUCTS (1.3%)
   14,700     Procter & Gamble Co.                                                                                 779
                                                                                                               -------
              HOUSEWARES & SPECIALTIES (0.5%)
    8,800     Yankee Candle Co., Inc.*                                                                             279
                                                                                                               -------
              HYPERMARKETS & SUPER CENTERS (0.4%)
    5,200     Wal-Mart Stores, Inc.                                                                                261
                                                                                                               -------
              INDUSTRIAL CONGLOMERATES (4.0%)
   41,400     General Electric Co.                                                                               1,493
   28,100     Tyco International Ltd.                                                                              950
                                                                                                               -------
                                                                                                                 2,443
                                                                                                               -------
              INDUSTRIAL GASES (1.6%)
   15,600     Air Products & Chemicals, Inc.                                                                       987
                                                                                                               -------
              INDUSTRIAL MACHINERY (1.6%)
   10,000     Ingersoll-Rand Co. Ltd. "A"                                                                          796
    3,000     Parker Hannifin Corp.                                                                                183
                                                                                                               -------
                                                                                                                   979
                                                                                                               -------

                                     -------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH AND INCOME FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              INSURANCE BROKERS (0.6%)
   11,850     Arthur J. Gallagher & Co.                                                                        $   341
                                                                                                               -------
              INTEGRATED OIL & GAS (4.7%)
   10,200     ConocoPhillips                                                                                     1,100
   24,000     Exxon Mobil Corp.                                                                                  1,430
    6,300     Petro-Canada (Canada)                                                                                365
                                                                                                               -------
                                                                                                                 2,895
                                                                                                               -------
              INTERNET SOFTWARE & SERVICES (1.2%)
    7,400     Ask Jeeves, Inc.*                                                                                    208
   15,600     Yahoo!, Inc.*                                                                                        529
                                                                                                               -------
                                                                                                                   737
                                                                                                               -------
              INVESTMENT BANKING & BROKERAGE (2.2%)
   34,000     E*TRADE Financial Corp.*                                                                             408
   17,000     Merrill Lynch & Co., Inc.                                                                            962
                                                                                                               -------
                                                                                                                 1,370
                                                                                                               -------
              IT CONSULTING & OTHER SERVICES (0.1%)
    2,700     Perot Systems Corp. "A"*                                                                              36
                                                                                                               -------
              MANAGED HEALTH CARE (1.8%)
    6,200     Coventry Health Care, Inc.*                                                                          422
   20,900     Health Net, Inc.*                                                                                    684
                                                                                                               -------
                                                                                                                 1,106
                                                                                                               -------
              METAL & GLASS CONTAINERS (0.1%)
    3,900     Pactiv Corp.*                                                                                         91
                                                                                                               -------
              MOVIES & ENTERTAINMENT (3.3%)
   85,900     Time Warner, Inc.*                                                                                 1,508
   15,000     Viacom, Inc. "B"                                                                                     522
                                                                                                               -------
                                                                                                                 2,030
                                                                                                               -------
              MULTI-LINE INSURANCE (0.8%)
    8,462     American International Group, Inc.                                                                   469
                                                                                                               -------
              OIL & GAS DRILLING (1.4%)
    5,000     Ensco International, Inc.                                                                            188
   17,800     GlobalSantaFe Corp.                                                                                  660
                                                                                                               -------
                                                                                                                   848
                                                                                                               -------
              OIL & GAS EQUIPMENT & SERVICES (1.2%)
   10,600     Schlumberger Ltd.                                                                                    747
                                                                                                               -------
              OIL & GAS EXPLORATION & PRODUCTION (2.6%)
   22,500     Chesapeake Energy Corp.                                                                              494
   10,900     Noble Energy, Inc.                                                                                   741
   10,167     XTO Energy, Inc.                                                                                     334
                                                                                                               -------
                                                                                                                 1,569
                                                                                                               -------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.9%)
   33,043     Citigroup, Inc.                                                                                    1,485
    7,300     Principal Financial Group, Inc.                                                                      281
                                                                                                               -------
                                                                                                                 1,766
                                                                                                               -------

                                     -------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH AND INCOME FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              PACKAGED FOODS & MEAT (1.2%)
    7,300     General Mills, Inc.                                                                              $   359
    8,200     Kellogg Co.                                                                                          355
                                                                                                               -------
                                                                                                                   714
                                                                                                               -------
              PERSONAL PRODUCTS (0.6%)
    7,800     Gillette Co.                                                                                         394
                                                                                                               -------
              PHARMACEUTICALS (6.5%)
   20,600     Abbott Laboratories                                                                                  960
   16,400     Biovail Corp. (Canada)*                                                                              247
   10,200     Eli Lilly and Co.                                                                                    532
   24,400     Pfizer, Inc.                                                                                         641
   45,900     Schering-Plough Corp.                                                                                833
   18,100     Wyeth                                                                                                764
                                                                                                               -------
                                                                                                                 3,977
                                                                                                               -------
              PROPERTY & CASUALTY INSURANCE (1.5%)
    3,450     Ambac Financial Group, Inc.                                                                          258
   17,792     St. Paul Travelers Companies, Inc.                                                                   653
                                                                                                               -------
                                                                                                                   911
                                                                                                               -------
              RAILROADS (0.6%)
    9,000     CSX Corp.                                                                                            375
                                                                                                               -------
              REGIONAL BANKS (0.6%)
    5,700     Zions Bancorp                                                                                        393
                                                                                                               -------
              RESTAURANTS (0.5%)
    6,800     CBRL Group, Inc.                                                                                     281
                                                                                                               -------
              SEMICONDUCTOR EQUIPMENT (1.1%)
    5,000     Cabot Microelectronics Corp.*                                                                        157
    7,200     Lam Research Corp.*                                                                                  208
    8,500     Varian Semiconductor Equipment Associates, Inc.*                                                     323
                                                                                                               -------
                                                                                                                   688
                                                                                                               -------
              SEMICONDUCTORS (2.4%)
   22,300     Intel Corp.                                                                                          518
    3,600     International Rectifier Corp.*                                                                       164
    5,400     Maxim Integrated Products, Inc.                                                                      221
   21,800     Texas Instruments, Inc.                                                                              555
                                                                                                               -------
                                                                                                                 1,458
                                                                                                               -------
              SOFT DRINKS (1.4%)
   15,800     PepsiCo, Inc.                                                                                        838
                                                                                                               -------
              SPECIALTY STORES (2.7%)
   20,500     Michaels Stores, Inc.                                                                                744
    5,400     O'Reilly Automotive, Inc.*                                                                           268
    8,800     Petco Animal Supplies, Inc.*                                                                         324
    9,200     Staples, Inc.                                                                                        289
                                                                                                               -------
                                                                                                                 1,625
                                                                                                               -------
              SYSTEMS SOFTWARE (3.3%)
   12,497     Computer Associates International, Inc.                                                              339
   69,600     Microsoft Corp.                                                                                    1,682
                                                                                                               -------
                                                                                                                 2,021
                                                                                                               -------

                                     -------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH AND INCOME FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              TECHNOLOGY DISTRIBUTORS (0.4%)
    4,470     CDW Corp.                                                                                        $   253
                                                                                                               -------
              THRIFTS & MORTGAGE FINANCE (1.7%)
    4,100     Freddie Mac(g,+)                                                                                     259
    7,800     Golden West Financial Corp.                                                                          472
   14,800     Sovereign Bancorp, Inc.                                                                              328
                                                                                                               -------
                                                                                                                 1,059
                                                                                                               -------
              TOBACCO (1.4%)
   13,200     Altria Group, Inc.                                                                                   863
                                                                                                               -------
              TRADING COMPANIES & DISTRIBUTORS (0.4%)
    4,400     Fastenal Co.                                                                                         243
                                                                                                               -------
              TRUCKING (0.4%)
    3,900     Yellow Roadway Corp.*                                                                                228
                                                                                                               -------
              WIRELESS TELECOMMUNICATION SERVICES (1.2%)
   25,500     Nextel Communications, Inc. "A"*                                                                     725
                                                                                                               -------
              Total common stocks (cost: $50,764)                                                               59,927
                                                                                                               -------
              EXCHANGE-TRADED FUNDS (1.6%)
              ----------------------------
    6,800     iShares Russell 2000 Growth Index Fund                                                               425
    4,500     MidCap SPDR Trust Series 1                                                                           542
                                                                                                               -------
              Total exchange-traded funds (cost: $867)                                                             967
                                                                                                               -------
              Total equity securities (cost: $51,631)                                                           60,894
                                                                                                               -------

              MONEY MARKET INSTRUMENT (0.4%)
              MONEY MARKET FUND(a)
  229,740     SSgA Prime Money Market Fund, 2.58% (cost: $230)                                                     230
                                                                                                               -------

              TOTAL INVESTMENTS (COST: $51,861)                                                                $61,124
                                                                                                               =======

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                                      A-17

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USAA LIFE GROWTH INCOME FUND
MARCH 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                       MARKET
   AMOUNT                                                                      COUPON OR                         VALUE
    (000)     SECURITY                                                     DISCOUNT RATE      MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (40.7%)
              AIR FREIGHT & LOGISTICS (1.3%)
   $  300     Caliber Systems, Inc., Notes                                          7.80%    8/01/2006         $   313
                                                                                                               -------
              BIOTECHNOLOGY (2.1%)
      500     Amgen, Inc., Senior Notes(c)                                          4.85    11/18/2014             492
                                                                                                               -------

              BROADCASTING & CABLE TV (1.3%)
      300     Comcast Cable Communications, Inc., Senior Notes                      6.88     6/15/2009             322
                                                                                                               -------
              CONSUMER FINANCE (8.7%)
    1,000     Household Finance Corp., Notes                                        6.38    10/15/2011           1,082
    1,000     SLM Corp., MTN, CPI Floating Rate Note                                4.63(d)  6/01/2009             993
                                                                                                               -------
                                                                                                                 2,075
                                                                                                               -------
              DIVERSIFIED BANKS (2.0%)
      500     JPMorgan Chase & Co., Notes                                           4.50     1/15/2012             486
                                                                                                               -------
              ELECTRIC UTILITIES (1.1%)
      100     Entergy Arkansas, Inc., First Mortgage Bond                           5.90     6/01/2033              99
      150     TECO Energy, Inc., Senior Notes                                      10.50    12/01/2007             169
                                                                                                               -------
                                                                                                                   268
                                                                                                               -------
              GAS UTILITIES (2.2%)
      500     Valero Logistics Operations, LP, Senior Notes                         6.05     3/15/2013             522
                                                                                                               -------
              HOUSEHOLD PRODUCTS (2.2%)
      500     Clorox Co., Notes                                                     6.13     2/01/2011             535
                                                                                                               -------
              INTEGRATED OIL & GAS (2.5%)
      500     Phillips Petroleum Co., Notes                                         8.75     5/25/2010             592
                                                                                                               -------
              MULTI-UTILITIES & UNREGULATED POWER (2.0%)
      500     South Carolina Electric & Gas Co., First Mortgage Bond                5.30     5/15/2033             488
                                                                                                               -------
              OIL & GAS EQUIPMENT & SERVICES (2.1%)
      500     Halliburton Co., Senior Notes                                         4.16(d) 10/17/2005             504
                                                                                                               -------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.1%)
      500     Citigroup, Inc., Global Notes                                         4.25     7/29/2009             493
                                                                                                               -------
              PACKAGED FOODS & MEAT (2.3%)
      500     Kellogg Co., Notes, Series B                                          6.60     4/01/2011             546
                                                                                                               -------
              PHARMACEUTICALS (2.0%)
      500     Johnson & Johnson, Inc., Debentures                                   4.95     5/15/2033             472
                                                                                                               -------
              PROPERTY & CASUALTY INSURANCE (2.1%)
      500     Berkshire Hathaway Finance Corp., Senior Notes(c)                     4.85     1/15/2015             490
                                                                                                               -------
              REAL ESTATE INVESTMENT TRUSTS (2.3%)
      500     Pan Pacific Retail Properties, Inc., Notes                            7.95     4/15/2011             559
                                                                                                               -------

                                     -------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE INCOME FUND
MARCH 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                       MARKET
   AMOUNT                                                                      COUPON OR                         VALUE
    (000)     SECURITY                                                     DISCOUNT RATE      MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (2.4%)
   $  500     Washington Mutual, Inc., Subordinated Notes                           8.25%    4/01/2010         $   568
                                                                                                               -------
              Total corporate obligations (cost: $9,332)                                                         9,725
                                                                                                               -------

              EURODOLLAR AND YANKEE OBLIGATIONS (2.1%)(i)
              REAL ESTATE INVESTMENT TRUST
      500     Westfield Capital Corp., Senior Notes (Australia)(c) (cost: $499)     5.13    11/15/2014             493
                                                                                                               -------
              U.S. GOVERNMENT AGENCY ISSUES (23.9%)(g)
              DEBENTURES (2.2%)
      500     Fannie Mae, Notes(+)                                                  6.63    10/15/2007             530
                                                                                                               -------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (18.3%)
              Fannie Mae(+),
      790        Pool 254766                                                        5.00     6/01/2033             775
       69        Pool 190312                                                        6.50     4/01/2031              72
      155        Pool 254239                                                        6.50     3/01/2032             161
        9        Pool 359571                                                        7.00    10/01/2026              10
              government national mortgage assn. I,
    1,188        Pool 471357                                                        5.50     2/15/2033           1,201
      612        Pool 780770                                                        6.00     4/15/2028             632
      470        Pool 603869                                                        6.00     1/15/2033             483
      210        Pool 504209                                                        7.00     6/15/2029             222
      478        Pool 583236                                                        7.00     4/15/2032             506
      294     Government National Mortgage Assn. II, Pool 781494                    6.50     8/20/2031             307
                                                                                                               -------
                                                                                                                 4,369
                                                                                                               -------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITY (3.4%)
      857     Rowan Companies, Inc., Guaranteed Bond, Title XI                      2.80    10/20/2013             800
                                                                                                               -------
              Total U.S. government agency issues (cost: $5,673)                                                 5,699
                                                                                                               -------
              U.S. TREASURY SECURITIES (13.3%)

              INFLATION-INDEXED NOTES (4.3%)(f)
      506     2.38%, 1/15/2025                                                                                     544
      427     3.50%, 1/15/2011                                                                                     478
                                                                                                               -------
                                                                                                                 1,022
                                                                                                               -------
              NOTES (9.0%)
      200     4.00%, 2/15/2015                                                                                     192
    1,000     4.25%, 8/15/2014                                                                                     981
    1,000     4.25%, 11/15/2014                                                                                    980
                                                                                                               -------
                                                                                                                 2,153
                                                                                                               -------
              Total U.S. Treasury securities (cost: $3,166)                                                      3,175
                                                                                                               -------
              MUNICIPAL BONDS (4.2%)

              ELECTRIC UTILITIES (2.1%)
      500     Brazos River Auth., TX, PCRB, Series 1995A (TXU)                      5.40     4/01/2030(b)          513
                                                                                                               -------

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                                      A-19

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE INCOME FUND
MARCH 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                       MARKET
   AMOUNT                                                                      COUPON OR                         VALUE
    (000)     SECURITY                                                     DISCOUNT RATE      MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------
              ENVIRONMENTAL SERVICES (2.1%)
   $   500    Gulf Coast Waste Disposal Auth., TX, RB,
                 Series A (Waste Management)                                        2.50%    5/01/2028(b)      $   499
                                                                                                               -------
              Total municipal bonds (cost: $1,007)                                                               1,012
                                                                                                               -------

   NUMBER
OF SHARES
---------
              STOCKS (9.8%)

              COMMON STOCKS (0.3%)
              --------------------
              ELECTRIC UTILITIES
    2,500     Southern Co.                                                                                           79
                                                                                                                -------
              PREFERRED STOCKS (9.5%)
              -----------------------
              REAL ESTATE INVESTMENT TRUSTS
    3,000     BRE Properties, Inc., depositary shares "C",
                 6.75%, cumulative redeemable                                                                        74
    2,000     Developers Diversified Realty Corp., depositary shares "I",
                 7.50%, cumulative redeemable                                                                        50
    7,000     Equity Office Properties Trust, depositary shares "G",
                 7.75%, cumulative redeemable                                                                       182
   12,000     Equity Residential Properties Trust, depositary shares "C",
                 9.125%, cumulative redeemable                                                                      314
   12,000     Gables Residential Trust "D", 7.50%, cumulative redeemable                                            309
   12,000     Kimco Realty Corp., depositary shares "F",
                 6.65%, cumulative redeemable                                                                       303
    3,000     New Plan Excel Realty Trust, Inc., depositary shares "E",
                 7.625%, cumulative redeemable                                                                       78
    6,000     Post Properties, Inc., "A", 8.50%, cumulative redeemable                                              363
    6,000     Prologis Trust, Inc., "C", 8.54%, cumulative redeemable                                               363
    6,000     Public Storage, Inc., depositary shares "Z",
                 6.25%, cumulative redeemable                                                                       144
    3,500     Weingarten Realty Investors, depositary shares "D",
                 6.75%, cumulative redeemable                                                                        89
                                                                                                                -------
                                                                                                                  2,269
                                                                                                                -------
              Total stocks (cost: $2,188)                                                                         2,348
                                                                                                                -------

PRINCIPAL
   AMOUNT
    (000)
---------
              MONEY MARKET INSTRUMENTS (5.1%)

              VARIABLE-RATE DEMAND NOTE (3.1%)(e)
              -----------------------------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT
   $  748     Vista Funding Corp., Notes, Series 2001A (LOC-Sky Bank)               3.86     3/01/2021             748
                                                                                                               -------

   NUMBER
OF SHARES
---------
              MONEY MARKET FUND (2.0%)(a)
              ---------------------------
  473,479     SSgA Prime Money Market Fund                                          2.58             -             474
                                                                                                               -------
              Total money market instruments (cost: $1,222)                                                      1,222
                                                                                                               -------
              TOTAL INVESTMENTS (COST: $23,087)                                                                $23,674
                                                                                                               =======

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                                      A-20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE WORLD GROWTH FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              INTERNATIONAL STOCKS (65.0%)

              AUSTRALIA (0.7%)
   13,331     QBE Insurance Group Ltd. (Property & Casualty Insurance)                                         $   153
                                                                                                               -------
              AUSTRIA (1.0%)
    4,140     Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)                                      217
                                                                                                               -------
              CANADA (2.8%)
    4,500     BCE, Inc. (Integrated Telecommunication Services)                                                    113
    3,774     Canadian National Railway Co. (Railroads)                                                            239
    3,640     Encana Corp. (Oil & Gas Exploration & Production)                                                    257
                                                                                                               -------
                                                                                                                   609
                                                                                                               -------
              FRANCE (11.4%)
   11,850     AXA S.A. (Multi-Line Insurance)                                                                      316
    2,881     Air Liquide S.A. (Industrial Gases)                                                                  530
    3,640     Business Objects S.A. (Application Software)*                                                         97
    2,400     Groupe DANONE (Packaged Foods & Meat)                                                                239
    1,400     LVMH Moet Hennessy Louis Vuitton S.A. (Apparel, Accessories, & Luxury Goods)                         105
    4,720     Sanofi-Aventis S.A. (Pharmaceuticals)                                                                398
    3,398     Schneider Electric S.A. (Electrical Components & Equipment)                                          266
      680     Total S.A. (Integrated Oil & Gas)                                                                    159
    1,557     Total S.A. ADR (Integrated Oil & Gas)                                                                183
    3,840     Veolia Environnement S.A. (Multi-Utilities & Unregulated Power)                                      136
                                                                                                               -------
                                                                                                                 2,429
                                                                                                               -------
              GERMANY (1.0%)
      310     Premiere AG (Broadcasting & Cable TV)*                                                                13
    2,890     Schering AG (Pharmaceuticals)                                                                        192
                                                                                                               -------
                                                                                                                   205
                                                                                                               -------
              HONG KONG (1.4%)
   20,000     Esprit Holdings Ltd. (Apparel Retail)                                                                136
   60,000     Hutchison Telecommunications International Ltd. (Wireless Telecommunication Services)*               153
                                                                                                               -------
                                                                                                                   289
                                                                                                               -------
              HUNGARY (0.7%)
    2,100     OTP Bank Ltd. GDR (Regional Banks)                                                                   144
                                                                                                               -------
              INDONESIA (0.3%)
   68,000     PT Bank Central Asia Tbk (Diversified Banks)                                                          60
                                                                                                               -------
              ITALY (1.1%)
    9,710     RAS S.p.A. (Multi-Line Insurance)                                                                    228
                                                                                                               -------
              JAPAN (9.6%)
   17,000     Asahi Glass Co. (Building Products)                                                                  179
   10,000     Bridgestone Corp. (Tires & Rubber)                                                                   184
    6,200     Canon, Inc. (Electronic Equipment Manufacturers)                                                     332
    9,200     Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                                                     141
      400     NOK Corp. (Auto Parts & Equipment)                                                                    10
    1,900     Nintendo Co. Ltd. (Leisure Products)                                                                 207
    4,500     Nitto Denko Corp. (Specialty Chemicals)                                                              236
   15,000     Sekisui Chemical Co. Ltd. (Homebuilding)                                                             109

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                                      A-21
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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE WORLD GROWTH FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
   28,000     Shinsei Bank Ltd. (Diversified Banks)                                                            $   159
    4,200     Tokyo Broadcasting System, Inc. (Broadcasting & Cable TV)                                             82
   26,000     Tokyo Gas Co. Ltd. (Gas Utilities)                                                                   105
   22,000     Toray Industries, Inc. (Textiles)                                                                     99
    5,500     Toyota Motor Corp. (Automobile Manufacturers)                                                        205
                                                                                                               -------
                                                                                                                 2,048
                                                                                                               -------
              KOREA (1.5%)
     660      Samsung Electronics Co. Ltd. (Semiconductors)                                                        326
                                                                                                               -------
              NETHERLANDS (1.0%)
   13,820     Reed Elsevier N.V. (Publishing)                                                                      208
                                                                                                               -------
              POLAND (0.3%)
    7,710     Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)*                                       68
                                                                                                               -------
              SINGAPORE (1.8%)
   20,000     DBS Group Holdings Ltd. (Diversified Banks)                                                          181
  131,220     Singapore Telecommunications Ltd. (Integrated Telecommunication Services)                            205
                                                                                                               -------
                                                                                                                   386
                                                                                                               -------
              SPAIN (3.7%)
   13,140     Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)                                             214
    9,540     Iberdrola S.A. (Electric Utilities)                                                                  250
   18,891     Telefonica S.A. (Integrated Telecommunication Services)                                              329
                                                                                                               -------
                                                                                                                   793
                                                                                                               -------
              SWEDEN (4.6%)
    4,290     Atlas Copco AB "A" (Industrial Machinery)                                                            205
    6,670     Hennes & Mauritz AB "B" (Apparel Retail)                                                             229
   53,750     LM Ericsson Telephone Co. "B" ADR (Communications Equipment)*                                        151
    9,730     Sandvik AB (Industrial Machinery)                                                                    405
                                                                                                               -------
                                                                                                                   990
                                                                                                               -------
              SWITZERLAND (5.5%)
     830      Nestle S.A. (Packaged Foods & Meat)                                                                  227
    4,330     Roche Holdings AG (Pharmaceuticals)                                                                  464
     781      Syngenta AG (Specialty Chemicals) *                                                                   82
     480      Synthes, Inc. (Health Care Equipment) *                                                               53
    4,126     UBS AG (Diversified Capital Markets)                                                                 349
                                                                                                               -------
                                                                                                                 1,175
                                                                                                               -------
              THAILAND (0.5%)
   39,900     Bangkok Bank Public Co. Ltd. (Diversified Banks)                                                     114
                                                                                                               -------
              UNITED KINGDOM (16.1%)
   30,490     Amvescap plc (Investment Banking & Brokerage)                                                        192
    6,360     AstraZeneca plc (Pharmaceuticals)                                                                    251
   12,390     BOC Group plc (Diversified Chemicals)                                                                239
   19,180     BP plc (Oil & Gas Exploration & Production)                                                          199
   26,049     Diageo plc (Distillers & Vintners)                                                                   367
   27,800     Hilton Group plc (Casinos & Gaming)                                                                  158
   56,446     Kingfisher plc (Home Improvement Retail)                                                             308
    5,670     Next plc (Apparel Retail)                                                                            171
   25,030     Reckitt Benckiser plc (Household Products)                                                           796
    3,192     Royal Bank Scotland Group plc (Diversified Banks)                                                    101

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                                      A-22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE WORLD GROWTH FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
   16,300     Smith & Nephew plc (Health Care Equipment)                                                       $   153
  104,380     Vodafone Group plc (Wireless Telecommunication Services)                                             277
   21,770     William Hill plc (Casinos & Gaming)                                                                  227
                                                                                                               -------
                                                                                                                 3,439
                                                                                                               -------
              Total international stocks (cost: $9,542)                                                         13,881
                                                                                                               -------
              U.S. STOCKS (32.6%)
              APPAREL RETAIL (1.6%)
   13,620     TJX Companies, Inc.                                                                                  335
                                                                                                               -------
              ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    2,370     Janus Capital Group, Inc.                                                                             33
                                                                                                               -------
              BIOTECHNOLOGY (1.0%)
    3,680     Genzyme Corp.*                                                                                       211
                                                                                                               -------
              COMMUNICATIONS EQUIPMENT (0.5%)
    5,890     Cisco Systems, Inc.*                                                                                 105
                                                                                                               -------
              COMPUTER HARDWARE (1.6%)
    8,840     Dell, Inc.*                                                                                          340
                                                                                                               -------
              CONSUMER FINANCE (2.8%)
    7,790     American Express Co.                                                                                 400
    7,600     MBNA Corp.                                                                                           187
                                                                                                               -------
                                                                                                                   587
                                                                                                               -------
              DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
    5,370     DST Systems, Inc.*                                                                                   248
                                                                                                               -------
              HEALTH CARE EQUIPMENT (3.7%)
    4,760     Fisher Scientific International, Inc.*                                                               271
    3,980     Medtronic, Inc.                                                                                      203
    5,120     Thermo Electron Corp.*                                                                               129
    5,020     Waters Corp.*                                                                                        180
                                                                                                               -------
                                                                                                                   783
                                                                                                               -------
              HEALTH CARE SUPPLIES (0.7%)
    2,860     DENTSPLY International, Inc.                                                                         155
                                                                                                               -------
              HOME IMPROVEMENT RETAIL (0.7%)
    3,890     Home Depot, Inc.                                                                                     149
                                                                                                               -------
              INDUSTRIAL GASES (1.3%)
    2,740     Air Products & Chemicals, Inc.                                                                       173
    2,260     Praxair, Inc.                                                                                        108
                                                                                                               -------
                                                                                                                   281
                                                                                                               -------
              INVESTMENT BANKING & BROKERAGE (1.3%)
    2,540     Goldman Sachs Group, Inc.                                                                            279
                                                                                                               -------
              IT CONSULTING & OTHER SERVICES (1.6%)
   13,960     Accenture Ltd. "A"*                                                                                  337
                                                                                                               -------

                                     -------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE WORLD GROWTH FUND
MARCH 31, 2005 (UNAUDITED)

                                                                                                                MARKET
   NUMBER                                                                                                        VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              MOTORCYCLE MANUFACTURERS (0.7%)
    2,700     Harley-Davidson, Inc.                                                                            $   156
                                                                                                               -------
              MOVIES & ENTERTAINMENT (4.3%)
   12,937     News Corp., Inc. "B"                                                                                 228
   10,970     Time Warner, Inc.*                                                                                   192
    7,940     Viacom, Inc. "B"                                                                                     277
    8,010     Walt Disney Co.                                                                                      230
                                                                                                               -------
                                                                                                                   927
                                                                                                               -------
              OIL & GAS DRILLING (1.0%)
    3,820     Noble Corp.                                                                                          215
                                                                                                               -------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    2,800     EOG Resources, Inc.                                                                                  136
                                                                                                               -------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
    6,690     Citigroup, Inc.                                                                                      301
                                                                                                               -------
              PERSONAL PRODUCTS (1.0%)
    4,300     Gillette Co.                                                                                         217
                                                                                                               -------
              PHARMACEUTICALS (1.8%)
    5,760     Johnson & Johnson, Inc.                                                                              387
                                                                                                               -------
              RAILROADS (0.5%)
    1,960     Burlington Northern Santa Fe Corp.                                                                   106
                                                                                                               -------
              SOFT DRINKS (0.6%)
    2,600     PepsiCo, Inc.                                                                                        138
                                                                                                               -------
              SYSTEMS SOFTWARE (2.5%)
   25,920     Oracle Corp.*                                                                                        323
   10,150     Symantec Corp.*                                                                                      217
                                                                                                               -------
                                                                                                                   540
                                                                                                               -------

              Total U.S. stocks (cost: $5,820)                                                                   6,966
                                                                                                               -------

PRINCIPAL
   AMOUNT
    (000)
---------
              MONEY MARKET INSTRUMENT (2.1%)

              COMMERCIAL PAPER
     $446     Cargill Inc., 2.82%, 4/01/2005 (cost: $446)                                                          446
                                                                                                               -------

              TOTAL INVESTMENTS (COST: $15,808)                                                                $21,293
                                                                                                               =======

                                     -------

 N O T E S
==========----------------------------------------------------------------------
           to Portfolios of INVESTMENTS

USAA LIFE INVESTMENT TRUST
MARCH 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

     USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of five separate funds, which are each classified as diversified.

     Shares of the Funds currently are offered only to the Separate Accounts of USAA Life Insurance Company (the Separate Accounts) to serve as the funding medium for certain variable annuity contracts and variable universal life insurance policies offered by USAA Life Insurance Company (USAA Life), an affiliate of the Funds.

     A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

        1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Funds are valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

        2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Funds' net asset values (NAVs) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Funds' NAVs are calculated will not be reflected in the value of the Funds' foreign securities. However, the investment adviser, USAA Investment Management Company (USAA IMCO), an affiliate of the Funds, and the Funds' subadviser(s), if applicable, will monitor for events that would materially affect the value of the Funds' foreign securities and, if necessary, USAA IMCO will value the foreign securities in good faith, considering such available information that USAA IMCO deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Funds may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Funds believe to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

        3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

        4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

        5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                                     -------

 N O T E S
==========----------------------------------------------------------------------
           to Portfolios of INVESTMENTS
           (continued)

USAA LIFE INVESTMENT TRUST
MARCH 31, 2005 (UNAUDITED)

        6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Funds, are valued in good faith at fair value, using methods determined by USAA IMCO, in consultation with a Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing these securities at fair value is intended to cause the Funds' NAVs to be more reliable than they otherwise would be.

     B. As of March 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2005, were as follows (in thousands):

                       USAA LIFE AGGRESSIVE    USAA LIFE DIVERSIFIED    USAA LIFE GROWTH     USAA LIFE     USAA LIFE WORLD
                           GROWTH FUND             ASSETS FUND          AND INCOME FUND     INCOME FUND      GROWTH FUND
                       ---------------------------------------------------------------------------------------------------
Appreciation                  $4,677                 $5,612                $10,564             $817            $5,624
Depreciation                     (69)                  (668)                (1,301)            (230)             (139)
                              ---------------------------------------------------------------------------------------
Net                           $4,608                 $4,944                 $9,263             $587            $5,485
                              =======================================================================================

     C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. As of March 31, 2005, net assets were as follows (in thousands):

                       USAA LIFE AGGRESSIVE    USAA LIFE DIVERSIFIED    USAA LIFE GROWTH     USAA LIFE     USAA LIFE WORLD
                           GROWTH FUND             ASSETS FUND          AND INCOME FUND     INCOME FUND      GROWTH FUND
                       ---------------------------------------------------------------------------------------------------
Net Assets                  $18,630                 $49,965                $61,208           $23,894          $21,353

     D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

     E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

     F. SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and traded on the American Stock Exchange (AMEX).

     G. iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various stock exchanges.

SPECIFIC NOTES
--------------------------------------------------------------------------------

     (a) Rate represents the money market fund annualized seven-day yield at March 31, 2005.

     (b) Security has a mandatory or optional put, which shortens its effective maturity date.

     (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA IMCO under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

                                     -------

 N O T E S
==========----------------------------------------------------------------------
           to Portfolios of INVESTMENTS
           (continued)

USAA LIFE INVESTMENT TRUST
MARCH 31, 2005 (UNAUDITED)

     (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at March 31, 2005.

     (e) Variable-rate demand note (VRDN) - provides the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

     (f) U.S. Treasury inflation-indexed note - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

     (g) U.S. government agency issue - mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

     (h) Security was fair valued at March 31, 2005, by USAA IMCO in accordance with valuation procedures approved by the Trust's Board of Trustees.

     (i) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

     (j) Represents less than 0.1% of net assets.

     * Non-income-producing security for the 12 months preceding March 31, 2005.

     PORTFOLIO DESCRIPTION ABBREVIATIONS

     CPI    Consumer Price Index
     ESOP   Employee Stock Ownership Plan
     MTN    Medium-Term Note
     PCRB   Pollution Control Revenue Bond
     RB     Revenue Bond

     CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

     (LOC) Principal and interest payments are guaranteed by a bank letter of credit.
     (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Sempra Energy.

                                     -------

                 ------------------------------------------------
                           USAA LIFE INSURANCE COMPANY
                 ------------------------------------------------

                 IF YOU HAVE QUESTIONS OR NEED MORE INFORMATION,
                     PLEASE CALL A USAA LIFE REPRESENTATIVE
                  MONDAY - FRIDAY 7 A.M. TO 8 P.M. CENTRAL TIME

                                 1-800-531-4265
                            (456-9061 in San Antonio)

                            -------------------------

                  TO CHECK CONTRACT DETAILS, VIEW FUND ACCOUNT
                   SUMMARIES, OR RECEIVE A PROSPECTUS, ANNUAL,
                      OR SEMIANNUAL REPORT ELECTRONICALLY,
                  VISIT OUR ONLINE RESOURCE CENTER AT USAA.COM.

                 ================================================

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

Copies of USAA IMCO's proxy voting policies and procedures are available without charge (i) by calling 800-531-4265; (ii) at USAA.COM; and (iii) on the SEC's Web site at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

50537-0605                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Life Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA LIFE INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MAY 24, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ KRISTI A. MATUS
         ----------------------------------------------------
         Signature and Title:  Kristi A. Matus/President

Date:    MAY 24, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MAY 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.